Restricted Cash (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Cash and Cash Equivalents [Abstract]
Components of restricted cash	The following table provides the components of Restricted cash (dollars in thousands):

	March 31, 2021	December 31, 2020
Reclamation surety bond cash collateral	$39,700	$39,677

The following table provides the components of restricted cash (in thousands):

	December 31, 2020	December 31, 2019
Reclamation surety bond cash collateral	$39,677	$39,477
First Lien Agreement restricted cash - Note 10	—	3,270
Total	$39,677	$42,747